Average Annual Total Returns	12 Months Ended
Nov. 30, 2013
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.83%)
Five Years	5.57%
Ten Years	3.75%
Inception Date	Mar. 04, 1994
Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.75%)
Five Years	5.66%
Ten Years	3.82%
Inception Date	Nov. 12, 2001
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.54%)
Five Years	6.38%
Ten Years	3.90%
Inception Date	Apr. 07, 1986
Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.46%)
Five Years	6.47%
Ten Years	3.98%
Inception Date	Nov. 12, 2001
Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.10%
Ten Years	1.26%
Inception Date	Jun. 01, 1987
Return After Taxes on Distributions | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.83%)
Five Years	5.57%
Ten Years	3.75%
Return After Taxes on Distributions | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.54%)
Five Years	6.38%
Ten Years	3.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.93%
Five Years	5.18%
Ten Years	3.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.22%
Five Years	5.98%
Ten Years	4.00%
California Tax-Exempt Money Market Funds Average | Vanguard California Tax-Exempt Money Market Fund | Vanguard California Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.03%
Ten Years	1.01%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.76%)
Five Years	6.63%
Ten Years	4.61%
Barclays CA Municipal Bond Index | Vanguard California Long-Term Tax-Exempt Fund | Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.76%)
Five Years	6.63%
Ten Years	4.61%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.11%)
Five Years	5.67%
Ten Years	4.64%
Barclays Municipal California Intermediate Bond Index | Vanguard California Intermediate-Term Tax-Exempt F | Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.11%)
Five Years	5.67%
Ten Years	4.64%